Leases - Reconciliation between IFRS 16 Right-of-use Assets and Lease Commitments (Details) - USD ($) $ in Millions	Jan. 01, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of leases [Abstract]
Lease liabilities at 1 January 2019	$ 128	$ 194	$ 0
Discounting of lease liabilities	16
Expenses on leases of low value assets	$ 121
Lease commitments at 31 December 2018			$ 265